Trade and Other Receivables (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Lease and services receivables	$ 1,165,823	$ 1,404,710
Post-dated checks	301,234	884,663
Averaging of scheduled rent escalation	657,302	762,145
Debtors under legal proceedings	402,353	324,892
Property sales receivables	16,263	43,020
Consumer financing receivables	16,441	23,498
Less: allowance for doubtful accounts	(618,273)	(382,220)
Total trade receivables	1,941,143	3,060,708
Loans	1,056,340	68,582
Advance payments	509,590	603,604
Others	221,065	209,407
Prepayments	220,155	233,975
Other tax receivables	155,467	174,918
Expenses to be recovered	41,141	19,883
Guarantee deposit	1,970	1,835
Less: allowance for doubtful accounts	(165)	(236)
Total other receivables	2,205,563	1,311,968
Related parties (Note 29)	4,826,604	6,063,813
Total trade and other receivables	8,973,310	10,436,489
Non-current	5,093,549	696,656
Current	3,879,761	9,739,833
Total	$ 8,973,310	$ 10,436,489